CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenue from third parties
Revenue from third parties	$ 2,997,028	¥ 19,499,563	¥ 8,572,715	¥ 5,194,708
Revenue from related party
Revenue from related party	75,311	489,999	271,422	61,619
Total revenue	3,072,339	19,989,562	8,844,137	5,256,327
Cost of revenue
Total cost of revenue	(2,997,712)	(19,504,011)	(9,376,567)	(5,790,708)
Gross (loss)/profit	74,627	485,551	(532,430)	(534,381)
Selling expenses	(106,797)	(694,852)	(370,017)	(188,455)
General and administrative expenses	(142,660)	(928,188)	(521,237)	(380,864)
Research and development expenses	(21,365)	(139,009)	(80,326)	(46,177)
Other operating income			104,047	61,877
Total operating expenses	(270,822)	(1,762,049)	(867,533)	(553,619)
Loss from operations	(196,195)	(1,276,498)	(1,399,963)	(1,088,000)
Interest income	11,536	75,056	24,386	3,727
Interest expense	(7,247)	(47,154)	(21,379)	(10,439)
Foreign exchange gain (loss)	(971)	(6,320)	(1,864)	5,808
Other income	8,612	56,035	44,409	31,247
Other expense	(2,844)	(18,507)	(8,542)	(1,774)
Total company's loss before income tax	(187,109)	(1,217,388)	(1,362,953)	(1,059,431)
Income tax expense	(1,515)	(9,856)	(570)
Loss before share of net (loss) income of equity investees	(188,624)	(1,227,244)	(1,363,523)	(1,059,431)
Share of net (loss) income of equity investees	(125)	(816)	43	(12)
Net loss	(188,749)	(1,228,060)	(1,363,480)	(1,059,443)
Net loss attributable to non-controlling interests	(26)	(167)
Net loss attributable to BEST Inc	(188,723)	(1,227,893)	(1,363,480)	(1,059,443)
Accretion to redemption value of redeemable convertible preferred shares			(3,661,975)	(3,996,288)
Deemed dividend-Repurchase of redeemable convertible preferred shares			(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares			(423,979)	0
Deemed dividend-Extinguishment loss of Series D redeemable convertible preferred shares				(296,677)
Net loss attributable to ordinary shareholders	$ (188,723)	¥ (1,227,893)	¥ (5,610,325)	¥ (5,352,408)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)	¥ (93.51)	¥ (89.21)
Diluted (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)	¥ (93.51)	¥ (89.21)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares			60,000,000	60,000,000
Diluted (in shares) | shares			60,000,000	60,000,000
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	$ (20,560)	¥ (133,767)	¥ 129,305	¥ 26,182
Comprehensive loss	(209,309)	(1,361,827)	(1,234,175)	(1,033,261)
Comprehensive loss attributable to non-controlling interests	(26)	(167)
Comprehensive loss attributable to BEST Inc.	(209,283)	(1,361,660)	(1,234,175)	(1,033,261)
Accretion to redemption value of redeemable convertible preferred shares			(3,661,975)	(3,996,288)
Deemed dividend-Repurchase of redeemable convertible preferred shares			(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares			(423,979)	0
Deemed dividend-Extinguishment loss of Series D redeemable convertible preferred shares				(296,677)
Comprehensive loss attributable to ordinary shareholders	(209,283)	(1,361,660)	(5,481,020)	(5,326,226)
Supply chain management
Revenue from third parties
Revenue from third parties	188,971	1,229,498	1,014,034	767,866
Revenue from related party
Revenue from related party	57,091	371,454	227,322	60,565
Cost of revenue
Total cost of revenue	(230,941)	(1,502,570)	(1,183,245)	(795,099)
Express delivery
Revenue from third parties
Revenue from third parties	1,946,995	12,667,734	5,344,733	3,709,238
Revenue from related party
Revenue from related party	18,220	118,545	44,100	1,054
Cost of revenue
Total cost of revenue	(1,911,309)	(12,435,550)	(5,671,356)	(4,035,300)
Freight delivery
Revenue from third parties
Revenue from third parties	488,456	3,178,044	1,604,573	675,881
Cost of revenue
Total cost of revenue	(516,830)	(3,362,652)	(1,906,930)	(923,011)
Store
Revenue from third parties
Revenue from third parties	342,135	2,226,034	560,226	9,700
Cost of revenue
Total cost of revenue	(318,601)	(2,072,912)	(569,557)	(9,714)
Others
Revenue from third parties
Revenue from third parties	30,471	198,253	49,149	32,023
Cost of revenue
Total cost of revenue	(20,031)	(130,327)	¥ (45,479)	¥ (27,584)
Class A ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	(94,082)	(612,133)
Net loss attributable to ordinary shareholders	$ (94,082)	¥ (612,133)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)
Diluted (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares	73,900,022	73,900,022
Diluted (in shares) | shares	148,237,982	148,237,982
Class B ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	$ (33,798)	¥ (219,898)
Net loss attributable to ordinary shareholders	$ (33,798)	¥ (219,898)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)
Diluted (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares	26,547,262	26,547,262
Diluted (in shares) | shares	26,547,262	26,547,262
Class C ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	$ (60,843)	¥ (395,862)
Net loss attributable to ordinary shareholders	$ (60,843)	¥ (395,862)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)
Diluted (in dollars per share) | (per share)	$ (1.27)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares	47,790,698	47,790,698
Diluted (in shares) | shares	47,790,698	47,790,698